Convertible Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Convertible Notes Payable [Abstract]
Schedule of Convertible Notes Payable	Convertible notes payable as of June 30, 2023 and December 31, 2022 is as follows:
	Outstanding Principal as of	Outstanding Principal as of					Warrants granted
	June 30,	December 31,	Interest	Conversion		Maturity		Exercise
	2023	2022	Rate	Price		Date	Quantity	Price
The May 2022 Convertible Loan Agreement	-	50,092	11%	-	(*)	May-23	-	-
The May 2022 Convertible Note Offering	990,000	990,000	18%	2.00	(*)	November-22	4,000,000	$3.00 – $6.00
The July 2022 Convertible Note Offering*	2,250,000	3,750,000	18%	0.20	(*)	March-23	2,150,000	$3.00 – $6.00
The First October 2022 Convertible Loan Agreement	-	104,250	10%	-	(*)	September-23
The Second October 2022 Convertible Loan Agreement	111,428	300,000	10%	-	(*)	October-23
The Third October 2022 Convertible Loan Agreement	-	866,650	10%	0.20	(*)	April-23
The December 2022 Convertible Loan Agreement**	250,000	750,000	-%	0.20	(*)	April-23	562,500.00	$0.20
The January 2023 Loan Agreement**	847,500	-	-%		(*)	June-23	-	$-
The February 2023 Loan Agreement**	1,387,500	-	-%		(*)	June-23	-	$-
The March 2023 Loan Agreement	92,975	-	10%		(*)	March-24	-	$-
The April 2023 Loan Agreement	109,500	-	10%		(*)	May-24	-	$-
The First May 2023 Loan Agreement	303,500	-	10%		(*)	May-24	2,200,000	$0.125
The Second May 2023 Loan Agreement	86,250	-	10%		(*)	February-24	-	$-
The June 2023 Loan Agreement	77,420	-	-%	0.20	(*)	December-23	86,100	$0.20
	6,506,073	6,810,992
Less: Debt Discount	(173,680)	(1,426,728)
Less: Debt Issuance Costs	(5,477)	(14,665)
	6,326,916	5,369,599
*	Note was in default as of June 30, 2023
**	Note is in default as of the date of this filing

Convertible notes payable as of December 31, 2022, is as follows:
	Outstanding Principal as of December 31,	Outstanding Principal as of December 31,	Interest	Conversion		Maturity	Warrants granted
	2022	2021	Rate	Price		Date	Quantity	Exercise Price
The July 2021 Convertible Loan Agreement	-	168,850	6.0%	-	(*)	July -22	-	-
The May 2022 Convertible Loan Agreement	50,092	-	11%	-	(*)	May-23	-	-
The May 2022 Convertible Note Offering	990,000	-	18%	2.00	(*)	November-22	4,000,000	$3.00 – $6.00
The July 2022 Convertible Note Offering	3,750,000	-	18%	0.20	(*)	March-23	2,150,000	$3.00 – $6.00
The First October 2022 Convertible Loan Agreement	104,250	-	10%	-	(*)	September-23
The Second October 2022 Convertible Loan Agreement	300,000	-	10%	-	(*)	October-23
The Third October 2022 Convertible Loan Agreement	866,650	-	10%	0.20	(*)	April-23
The December 2022 Convertible Loan Agreement	750,000	-	-%	0.20	(*)	April-23	562,500.00	$0.20
	6,810,992	168,850
Less: Debt Discount	(1,426,728)	(8,120)
Less: Debt Issuance Costs	(14,665)	(1,537)
	5,369,599	159,193
(*)	As subject to adjustment as further outlined in the notes